SUPPLEMENTAL GUARANTOR INFORMATION FOR THE NEW NOTES	12 Months Ended
Dec. 31, 2012
SUPPLEMENTAL GUARANTOR INFORMATION FOR THE NEW NOTES [Abstract]
SUPPLEMENTAL GUARANTOR INFORMATION FOR THE NEW NOTES
17. SUPPLEMENTAL GUARANTOR INFORMATION FOR THE NEW NOTES

On May 28, 2013, the Company intends to offer New First Preferred Ship Mortgage Notes due 2021 (the "New Notes") amounting to $200,000. The net proceeds of the offering will be used to redeem all of our 9% Ship Preferred Mortgage Notes due 2014 amounting $180,000.

The New Notes will be fully and unconditionally guaranteed on a joint and several senior basis by the following wholly owned subsidiaries of the Company, directly involved in our River and Ocean Business, which offered their assets in collateral of the above mentioned New Notes: Arlene Investments Inc., Brinkley Shipping Inc., Dampierre Holdings Spain S.L., Danube Maritime Inc., Dingle Barges Inc., General Ventures Inc., Hallandale Commercial Corp., Longmoor Holdings Inc., Oceanpar S.A., Palmdeal Shipping Inc., Parabal S.A., Parfina S.A., Princely International Finance Corp., Riverview Commercial Corp., UABL Paraguay S.A., UABL S.A. and Ultrapetrol S.A (the "New Subsidiary Guarantors").

The Indenture provides that the New Notes and each of the Security Agreements, other than the Mortgages, are governed by, and construed in accordance with, the laws of the state of New York.

Each of the mortgaged vessels and barges is registered under either the Panamanian, Paraguayan, Argentinean and Liberian Flag, or another jurisdiction with similar procedures. Although all of the New Subsidiary Guarantors are outside of the United States.

Supplemental condensed combining financial information for the New Subsidiary Guarantors for the New Notes is presented below. This information is prepared in accordance with the Company's accounting policies. This supplemental financial disclosure has been prepared on the same basis described in note 16, and should be read in conjunction with the consolidated financial statements.
SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET
AT DECEMBER 31, 2012
(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Current assets
Receivables from related parties	$307,343	$122,035	$87,737	$(517,105)	$10
Other current assets	201,491	66,643	38,846	—	306,980
Total current assets	508,834	188,678	126,583	(517,105)	306,990

Noncurrent assets
Vessels and equipment, net	—	279,653	368,753	(887)	647,519
Investment in affiliates	151,447	—	251	(151,447)	251
Other noncurrent assets	5,171	26,032	33,275	(8,920)	55,558
Total noncurrent assets	156,618	305,685	402,279	(161,254)	703,328
Total assets	$665,452	$494,363	$528,862	$(678,359)	$1,010,318

Current liabilities
Payable to related parties	$—	$224,281	$272,568	$(493,088)	$3,761
Current portion of long-term financial debt	80,000	12,064	36,967	—	129,031
Other current liabilities	5,701	51,781	8,471	—	65,953
Total current liabilities	85,701	288,126	318,006	(493,088)	198,745

Noncurrent liabilities
Due to affiliates	$—	$32,937	$—	$(32,937)	$—
Long-term financial debt	180,000	55,102	153,419	—	388,521
Other noncurrent liabilities	—	262	16,291	—	16,553
Total noncurrent liabilities	180,000	88,301	169,710	(32,937)	405,074
Total liabilities	265,701	376,427	487,716	(526,025)	603,819

Equity of Ultrapetrol (Bahamas) Limited	399,751	117,936	41,146	(159,082)	399,751
Noncontrolling interest	—	—	—	6,748	6,748
Total equity	399,751	117,936	41,146	(152,334)	406,499
Total liabilities and equity	$665,452	$494,363	$528,862	$(678,359)	$1,010,318
SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET
AT DECEMBER 31, 2011
(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Current assets
Receivables from related parties	$297,324	$97,396	$90,116	$(484,779)	$57
Other current assets	3,773	62,079	40,224	—	106,076
Total current assets	301,097	159,475	130,340	(484,779)	106,133

Noncurrent assets
Vessels and equipment, net	—	292,458	379,932	(945)	671,445
Investment in affiliates	201,323	—	373	(201,323)	373
Other noncurrent assets	6,825	14,632	56,922	(26,043)	52,336
Total noncurrent assets	208,148	307,090	437,227	(228,311)	724,154
Total assets	$509,245	$466,565	$567,567	$(713,090)	$830,287

Current liabilities
Payable to related parties	$—	$166,005	$298,909	$(463,756)	$1,158
Current portion of long-term financial debt	—	5,046	16,458	—	21,504
Other current liabilities	4,948	31,878	14,400	—	51,226
Total current liabilities	4,948	202,929	329,767	(463,756)	73,888

Noncurrent liabilities
Due to affiliates	$—	$47,066	$—	$(47,066)	$—
Long-term financial debt	260,000	57,166	174,323	—	491,489
Other noncurrent liabilities	—	218	14,521	—	14,739
Total noncurrent liabilities	260,000	104,450	188,844	(47,066)	506,228
Total liabilities	264,948	307,379	518,611	(510,822)	580,116

Equity of Ultrapetrol (Bahamas) Limited	244,297	159,186	48,956	(208,142)	244,297
Noncontrolling interest	—	—	—	5,874	5,874
Total equity	244,297	159,186	48,956	(202,268)	250,171
Total liabilities and equity	$509,245	$466,565	$567,567	$(713,090)	$830,287
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012
(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Revenues	$—	$207,429	$140,530	$(34,790)	$313,169
Operating expenses	—	(234,412)	(138,608)	34,732	(338,288)

Operating (loss) profit	—	(26,983)	1,922	(58)	(25,119)
Investment in affiliates	(49,470)	—	(1,175)	49,470	(1,175)
Other (expenses) income	(14,187)	(17,311)	(7,941)	—	(39,439)

Loss before income taxes	(63,657)	(44,294)	(7,194)	49,412	(65,733)
Income taxes benefit (expense)	—	3,044	(75)	—	2,969

Loss from continuing operations	(63,657)	(41,250)	(7,269)	49,412	(62,764)
Loss from discontinued operations	—	—	—	—	—

Net loss	(63,657)	(41,250)	(7,269)	49,412	(62,764)
Net income attributable to noncontrolling interest	—	—	—	893	893
Net loss attributable to Ultrapetrol (Bahamas) Limited	$(63,657)	$(41,250)	$(7,269)	$48,519	$(63,657)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Revenues	$—	$208,130	$137,274	$(40,922)	$304,482
Operating expenses	(8,490)	(185,834)	(131,638)	40,864	(285,098)
Operating (loss) profit	(8,490)	22,296	5,636	(58)	19,384
Investment in affiliates	(7,886)	—	(1,073)	7,886	(1,073)
Other (expenses) income	(2,429)	(25,378)	(10,476)	—	(38,283)
Loss before income taxes	(18,805)	(3,082)	(5,913)	7,828	(19,972)
Income taxes benefit (expense)	—	1,060	677	—	1,737
Loss from continuing operations	(18,805)	(2,022)	(5,236)	7,828	(18,235)
Loss from discontinued operations	—	—	—	—	—
Net loss	(18,805)	(2,022)	(5,236)	7,828	(18,235)
Net income attributable to noncontrolling interest	—	—	—	570	570
Net loss attributable to Ultrapetrol (Bahamas) Limited	$(18,805)	$(2,022)	$(5,236)	$7,258	$(18,805)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Revenues	$—	$154,326	$119,193	$(43,074)	$230,445
Operating expenses	(8,332)	(137,862)	(108,549)	43,016	(211,727)
Operating (loss) profit	(8,332)	16,464	10,644	(58)	18,718
Investment in affiliates	8,153 (1)	—	(341)	(8,153)	(341)
Other (expenses) income	(5,192)	(2,406)	(8,821)	—	(16,419)
(Loss) income before income taxes	(5,371)	14,058	1,482	(8,211)	1,958
Income taxes benefit (expense)	—	486	(6,849)	—	(6,363)
(Loss) income from continuing operations	(5,371)	14,544	(5,367)	(8,211)	(4,405)
Loss from discontinued operations	—	—	(515)	—	(515)
Net (loss) income	(5,371)	14,544	(5,882)	(8,211)	(4,920)
Net income attributable to noncontrolling interest	—	—	—	451	451
Net (loss) income attributable to Ultrapetrol (Bahamas) Limited	$(5,371)	$14,544	$(5,882)	$(8,662)	$(5,371)

__________________
(1)	Includes a loss of $ 515 related to discontinued operations.
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW
FOR THE YEAR ENDED DECEMBER 31, 2012
(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Net loss	$(62,764)	$(41,250)	$(6,376)	$47,626	$(62,764)
Loss from discontinued operations	—	—	—	—	—
Adjustments to reconcile net loss to net cash (used in) provided by operating activities from continuing operations	51,532	16,695	38,228	(47,626)	58,829
Net cash (used in) provided by operating activities from continuing operations	(11,232)	(24,555)	31,852	—	(3,935)
Net cash (used in) operating activities from discontinued operations	—	—	—	—	—
Net cash (used in) provided by operating activities	(11,232)	(24,555)	31,852	—	(3,935)
Intercompany sources	(10,019)	43,839	(16,697)	(17,123)	—
Non-subsidiary sources	—	(15,507)	(17,006)	—	(32,513)
Net cash (used in) provided by investing activities	(10,019)	28,332	(33,703)	(17,123)	(32,513)
Intercompany sources	—	(17,123)	—	17,123	—
Non-subsidiary sources	219,122	4,747	698	—	224,567
Net cash (used in) provided by financing activities	219,122	(12,376)	698	17,123	224,567
Net increase (decrease) in cash and cash equivalents	$197,871	$(8,599)	$(1,153)	$—	$188,119

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW
FOR THE YEAR ENDED DECEMBER 31, 2011
(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Net loss	$(18,235)	$(2,022)	$(4,666)	$6,688	$(18,235)
Loss from discontinued operations	—	—	—	—	—
Adjustments to reconcile net loss to net cash (used in) provided by operating activities from continuing operations	12,134	18,755	8,806	(6,688)	33,007
Net cash (used in) provided by operating activities from continuing operations	(6,101)	16,733	4,140	—	14,772
Net cash (used in) operating activities from discontinued operations	—	—	(15)	—	(15)
Net cash (used in) provided by operating activities	(6,101)	16,733	4,125	—	14,757
Intercompany sources	(17,947)	(1,322)	(6,774)	26,043	—
Non-subsidiary sources	—	(46,828)	(51,035)	—	(97,863)
Net cash (used in) investing activities	(17,947)	(48,150)	(57,809)	26,043	(97,863)
Intercompany sources	—	31,543	(5,500)	(26,043)	—
Non-subsidiary sources	(15,000)	13,395	13,237	—	11,632
Net cash (used in) provided by financing activities	(15,000)	44,938	7,737	(26,043)	11,632
Net increase (decrease) in cash and cash equivalents	$(39,048)	$13,521	$(45,947)	$—	$(71,474)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW
FOR THE YEAR ENDED DECEMBER 31, 2010
(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Net (loss) income	$(4,920)	$14,544	$(5,431)	$(9,113)	$(4,920)
Loss from discontinued operations	—	—	515	—	515
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities from continuing operations	(1,601)	31,076	(13,339)	9,113	25,249
Net cash (used in) provided by operating activities from continuing operations	(6,521)	45,620	(18,255)	—	20,844
Net cash (used in) operating activities from discontinued operations	—	—	(1,950)	—	(1,950)
Net cash (used in) provided by operating activities	(6,521)	45,620	(20,205)	—	18,894
Intercompany sources	(60,822)	(16,189)	—	77,011	—
Non-subsidiary sources	—	(38,088)	(18,001)	—	(56,089)
Net cash (used in) investing activities from continuing operations	(60,822)	(54,277)	(18,001)	77,011	(56,089)
Net cash provided by investing activities from discontinued operations	—	—	1,950	—	1,950
Net cash (used in) investing activities	(60,822)	(54,277)	(16,051)	77,011	(54,139)
Intercompany sources	—	1,354	75,657	(77,011)	—
Non-subsidiary sources	75,281	(1,568)	13,901	—	87,614
Net cash provided by financing activities	75,281	(214)	89,558	(77,011)	87,614
Net increase (decrease) in cash and cash equivalents	$7,938	$(8,871)	$53,302	$—	$52,369